TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2013	2012
Deferred tax assets:
Net operating losses carryforward *)	$25,683	$27,606
Share based payments	6,437	7,655
Reserves, allowances and other	14,618	9,727

Deferred tax assets before valuation allowance	46,738	44,988
Valuation allowance	(12,253)	(14,667)

Deferred tax assets	34,485	30,321

Deferred tax liabilities:
Acquired intangibles	(53,049)	(68,520)

Deferred tax liabilities, net	$(18,564)	$(38,199)

*)	Including deferred taxes on losses for US income tax purposes as of December 31, 2013 and 2012, derived from the exercise of employee stock options in the amount of $7,873 and $9,600, respectively.

	December 31,
	2013	2012

Current deferred tax assets	$15,625	$15,564
Long-term deferred tax assets	3,875	4,615
Current deferred tax liabilities	(223)	(37)
Long-term deferred tax liabilities	(37,841)	(58,341)

Deferred tax liabilities, net	$(18,564)	$(38,199)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2013	2012	2011

Income before taxes on income, as reported in the consolidated statements of income	$83,680	$53,900	$69,649

Statutory tax rate in Israel	25%	25%	24%
Approved, Privileged and Preferred Enterprise benefits *)	8.4%	(11.6)%	(12.8)%
Changes in valuation allowance	(0.9)%	(7.0)%	(0.5)%
Earnings taxed under foreign law	(9.9)%	(17.4)%	(0.4)%
Tax Settlements and other adjustments of prior year provisions	9.9%	(17.3)%	7.1%
Other	1.4%	2.3%	0.4%

Effective tax rate	33.9%	(26.0)%	17.8%

*)
The effect of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status (including the expense related to the election to release previously tax-exempted earnings under the Order described in Note 13(a)(2) above) on net earnings per ordinary share is as follows:

Basic	$(0.12)	$0.10	$0.10

Diluted	$(0.11)	$0.10	$0.10

Schedule of Income Before Income Tax, Domestic and Foreign
Income before taxes on income is comprised as follows:

	Year ended December 31,
	2013	2012	2011

Domestic	$68,517	$67,559	$46,858
Foreign	15,163	(13,659)	22,791

	$83,680	$53,900	$69,649

Schedule of Taxes on Income
Taxes on income are comprised as follows:

	Year ended December 31,
	2013	2012	2011

Current	$45,690	$10,250	$21,136
Deferred	(17,285)	(24,244)	(8,750)

	$28,405	$(13,994)	$12,386

Domestic	$30,900	$16,856	$5,764
Foreign	(2,495)	(30,850)	6,622

	$28,405	$(13,994)	$12,386

Of which:

	Year ended December 31,
	2013	2012	2011

Domestic Taxes
Current	$32,020	$17,933	$8,097
Deferred	(1,120)	(1,077)	(2,333)

	$30,900	$16,856	$5,764
Foreign Taxes
Current	$13,670	$(7,749)	$13,039
Deferred	(16,165)	(23,101)	(6,417)

	$(2,495)	$(30,850)	$6,622

Taxes on income	$28,405	$(13,994)	$12,386

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2013	2012

Uncertain tax positions, beginning of year	$37,965	$43,435
Increases in tax positions for prior years	4,757	-
Decreases in tax positions for prior years	-	(3,147)
Increases in tax positions for current year	3,563	6,046
Settlements	(11,864)	(7,125)
Expiry of the statute of limitations	(1,263)	(1,244)

Uncertain tax positions, end of year	$33,158	$37,965